UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

 (Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: July 1, 2016 – June 30, 2017

Item 1. Proxy Voting Record.

Name of Fund:	SHENKMAN FLOATING RATE HIGH INCOME FUND
Period:	July 1, 2016 - June 30, 2017

Company Name	Meeting Date	CUSIP	Ticker

VERSO	5/12/17	92531L207	VRS

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
1. DIRECTOR
For All	For all	Directors	Mgmt

Abstain	For	2. Executive officer compensation	Mgmt

Abstain	1 Year	3. Frequency of vote to approve compensation	Mgmt

For	For	4. Appointment of Deloitte & Touche as accounting firm	Mgmt

Shenkman Short Duration High Income Fund

The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title)  /s/ Douglas G. Hess
Douglas G. Hess, President

Date  August 18, 2017